[MERRIMAC LOGO]

                                 MERRIMAC SERIES
                                  Annual Report
                                December 31, 1999

January 26, 2000


Dear Shareholder:

We are pleased to provide you with the 1999 Annual Report of the Merrimac Series. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

The environment for the management of short-term investments during the year, given three Fed rate increases and the overriding concerns about cash flow as the Y2K target date approached, was a significant challenge. We are pleased that both Allmerica Asset Management, Inc. and M&I Investment Management Corp., our sub-advisers, met the test and attained highly commendable 1999 results for each of the funds, as reflected in the financial statements.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.


Very truly yours,


/s/ George A. Rio


George A. Rio
President

                                 Merrimac Series

                      Statements of Assets and Liabilities
                                December 31, 1999
================================================================================

                                                                    Cash          Treasury         Treasury Plus    U.S. Government
                                                                   Series          Series             Series           Series
                                                              --------------    --------------    --------------   ----------------
Assets
  Investment in corresponding Portfolio, at value (Note 1)    $ 262,415,985     $ 179,328,923     $ 282,844,598    $   131,318,273
  Deferred organization expense (Note 1)                              9,190             7,450                 -                  -
  Prepaid expenses                                                    7,116            11,413            12,768              7,004
                                                              --------------    --------------    --------------   ----------------
         Total assets                                           262,432,291       179,347,786       282,857,366        131,325,277
                                                              --------------    --------------    --------------   ----------------

Liabilities
     Distributions payable to shareholders                        1,120,610           655,707           975,246            502,757
     Accrued expenses                                               282,308           162,365           269,417            135,785
                                                              --------------    --------------    --------------   ----------------
         Total liabilities                                        1,402,918           818,072         1,244,663            638,542
                                                              --------------    --------------    --------------   ----------------
Net Assets                                                    $ 261,029,373     $ 178,529,714     $ 281,612,703    $   130,686,735
                                                              ==============    ==============    ==============   ================

Net Assets consist of
     Paid in capital                                          $ 261,053,549     $ 178,532,077     $ 281,612,769    $   130,685,729
     Accumulated net realized gain (loss) on investments            (24,176)           (2,363)              (66)             1,006
                                                              --------------    --------------    --------------   ----------------
         Total net assets                                     $ 261,029,373     $ 178,529,714     $ 281,612,703    $   130,686,735
                                                              ==============    ==============    ==============   ================

Total Net Assets
     Premium Class                                            $   7,231,506     $  24,816,060     $           -                  -
                                                              ==============    ==============    ==============   ================
     Institutional Class                                      $ 253,797,867     $ 153,713,654     $ 281,612,703    $   130,686,735
                                                              ==============    ==============    ==============   ================

Shares of Beneficial Interest Outstanding
     Premium Class                                                7,235,148        24,816,639                 -                  -
                                                              ==============    ==============    ==============   ================
     Institutional Class                                        253,818,401       153,715,438       281,612,769        130,685,729
                                                              ==============    ==============    ==============   ================

Net Asset Value, Maximum Offer and Redemption
  Price per Share                                              $       1.00     $        1.00     $        1.00    $          1.00
                                                              ==============    ==============    ==============   ================

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                            Statements of Operations

================================================================================



                                                                                  Cash                    Treasury
                                                                                 Series                    Series
                                                                        ----------------------     -----------------------
                                                                           For the Year Ended          For the Year Ended
                                                                            December 31, 1999          December 31, 1999
                                                                        ----------------------     -----------------------
Net Investment Income Allocated from Portfolio (Note 1)
     Interest and dividends                                             $          14,091,696      $           8,359,531
     Expenses                                                                        (508,842)                  (381,319)
                                                                        ----------------------     -----------------------
         Net investment income from Portfolio                                      13,582,854                  7,978,212
                                                                        ----------------------     -----------------------

Fund Expenses
     Accounting, transfer agency, and administration fees (Note 4)                     26,344                     17,758
     Legal                                                                              5,184                      6,108
     Insurance                                                                          4,521                      2,443
     Printing                                                                           8,170                      8,551
     Trustees fees and expenses                                                         6,144                      4,886
     Audit and tax return preparation fees                                             13,067                     12,215
     Registration                                                                      64,893                     43,792
     Amortization of organization expenses (Note 1)                                     2,641                      2,141
     Miscellaneous                                                                      5,743                     15,879
                                                                        ----------------------     -----------------------
         Total expenses common to all classes                                         136,707                    113,773
     Shareholder servicing fee-Institutional Class                                    604,122                    378,434
                                                                        ----------------------     -----------------------

         Total expenses                                                               740,829                    492,207
                                                                        ----------------------     -----------------------

Net Investment Income                                                              12,842,025                  7,486,005

Net Realized Gain (Loss) on Investments Allocated from Portfolio                      (27,885)                    (3,632)
                                                                        ----------------------     -----------------------

Net Increase in Net Assets from Operations                              $          12,814,140      $           7,482,373
                                                                        ======================     =======================



                                                                              Treasury Plus             U.S. Government
                                                                                 Series                      Series
                                                                        ----------------------     -------------------------
                                                                            For the Period                 For the Period
                                                                           January 22, 1999                 June 29, 1999
                                                                           (Commencement of               (Commencement of
                                                                              Operations)                    Operations)
                                                                         to December 31, 1999           to December 31, 1999
                                                                        ----------------------     -------------------------

Net Investment Income Allocated from Portfolio (Note 1)
     Interest and dividends                                             $           11,650,653     $             3,900,399
     Expenses                                                                         (493,875)                   (161,718)
                                                                        ----------------------     -------------------------
         Net investment income from Portfolio                                       11,156,778                   3,738,681
                                                                        ----------------------     -------------------------

Fund Expenses
     Accounting, transfer agency, and administration fees (Note 4)                      23,273                       6,265
     Legal                                                                               5,018                       1,651
     Insurance                                                                           3,011                       2,291
     Printing                                                                            7,025                       1,389
     Trustees fees and expenses                                                          4,014                       1,115
     Audit and tax return preparation fees                                              10,036                       9,833
     Registration                                                                       94,569                      54,642
     Amortization of organization expenses (Note 1)                                       -                            -
     Miscellaneous                                                                      10,036                       2,052
                                                                        ----------------------     -------------------------
         Total expenses common to all classes                                          156,982                      79,238
     Shareholder servicing fee-Institutional Class                                     583,768                     180,944
                                                                        ----------------------     -------------------------

         Total expenses                                                                740,750                     260,182
                                                                        ----------------------     -------------------------

Net Investment Income                                                               10,416,028                   3,478,499

Net Realized Gain (Loss) on Investments Allocated from Portfolio                           (66)                      1,006
                                                                        ----------------------     -------------------------

Net Increase in Net Assets from Operations                              $           10,415,962    $              3,479,505
                                                                        ======================     =========================

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                       Statements of Changes in Net Assets
================================================================================




                                                                                               Cash Series
                                                                        ----------------------------------------------------------
                                                                                                              For the Period
                                                                                                              June 25, 1998
                                                                                                             (Commencement of
                                                                             For the Year Ended               Operations) to
                                                                             December 31, 1999              December 31, 1998
                                                                        ----------------------------   ---------------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                              $                12,842,025    $                4,424,375
     Net realized gain (loss) allocated from Portfolio                                      (27,885)                        3,709
                                                                        ----------------------------   ---------------------------
         Net increase in net assets from operations                                      12,814,140                     4,428,084
                                                                        ----------------------------   ---------------------------

Dividends Declared from Net Investment Income
     Premium Class                                                                       (1,118,490)                      (32,029)
     Institutional Class                                                                (11,723,535)                   (4,392,346)
                                                                        ----------------------------   ---------------------------
         Total dividends declared                                                       (12,842,025)                   (4,424,375)
                                                                        ----------------------------   ---------------------------

Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                        1,531,856,638                   445,807,182
     Proceeds from dividends reinvested                                                     549,246                        18,202
     Payment for shares redeemed                                                     (1,386,575,735)                 (330,701,984)
                                                                        ----------------------------   ---------------------------
         Net increase in net assets derived from share transactions                     145,830,149                   115,123,400
                                                                        ----------------------------   ---------------------------

     Net increase in net assets                                                         145,802,264                   115,127,109

Net Assets
     Beginning of period                                                                115,227,109                       100,000
                                                                        ----------------------------   ---------------------------
     End of period                                                      $               261,029,373    $              115,227,109
                                                                        ============================   ===========================




                                                                                          Treasury Series
                                                                        --------------------------------------------------------
                                                                                                            For the Period
                                                                                                             June 25, 1998
                                                                                                           (Commencement of
                                                                            For the Year Ended              Operations) to
                                                                             December 31, 1999             December 31, 1998
                                                                        --------------------------    --------------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                              $               7,486,005     $               1,469,975
     Net realized gain (loss) allocated from Portfolio                                     (3,632)                        1,269
                                                                        --------------------------    --------------------------
         Net increase in net assets from operations                                     7,482,373                     1,471,244
                                                                        --------------------------    --------------------------

Dividends Declared from Net Investment Income
     Premium Class                                                                     (1,163,077)                            -
     Institutional Class                                                               (6,322,928)                   (1,469,975)
                                                                        --------------------------    --------------------------
         Total dividends declared                                                      (7,486,005)                   (1,469,975)
                                                                        --------------------------    --------------------------

Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                        695,212,525                   285,700,675
     Proceeds from dividends reinvested                                                         -                             -
     Payment for shares redeemed                                                     (631,000,635)                 (171,380,488)
                                                                        --------------------------    --------------------------
         Net increase in net assets derived from share transactions                    64,211,890                   114,320,187
                                                                        --------------------------    --------------------------

     Net increase in net assets                                                        64,208,258                   114,321,456

Net Assets
     Beginning of period                                                              114,321,456                             -
                                                                        --------------------------    --------------------------
     End of period                                                      $             178,529,714     $             114,321,456
                                                                        ==========================    ==========================



                                                                                Treasury Plus               U.S. Government
                                                                                   Series                        Series
                                                                         --------------------------    --------------------------
                                                                               For the Period                For the Period
                                                                              January 22, 1999               June 29, 1999
                                                                              (Commencement of              (Commencement of
                                                                                 Operations)                  Operations)
                                                                              December 31, 1999            December 31, 1999
                                                                         --------------------------    --------------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                               $              10,416,028            $        3,478,499
     Net realized gain (loss) allocated from Portfolio                                         (66)                        1,006
                                                                           ------------------------     -------------------------
         Net increase in net assets from operations                                     10,415,962                     3,479,505
                                                                           ------------------------     -------------------------

Dividends Declared from Net Investment Income
     Premium Class                                                                               -                             -
     Institutional Class                                                               (10,416,028)                   (3,478,499)
                                                                           ------------------------     -------------------------
         Total dividends declared                                                      (10,416,028)                   (3,478,499)
                                                                           ------------------------     -------------------------

Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                       1,227,975,120                   697,418,162
     Proceeds from dividends reinvested                                                          -                             -
     Payment for shares redeemed                                                      (946,362,351)                 (566,732,433)
                                                                           ------------------------     -------------------------
         Net increase in net assets derived from share transactions                    281,612,769                   130,685,729
                                                                           ------------------------     -------------------------

     Net increase in net assets                                                        281,612,703                   130,686,735

Net Assets
     Beginning of period                                                                         -                             -
                                                                         --------------------------    --------------------------
     End of period                                                       $             281,612,703            $      130,686,735
                                                                         ==========================    ==========================

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                              Financial Highlights

================================================================================
Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                         Net Asset                        Distributions       Net Asset
          Periods Ended                    Value            Net             from Net            Value
           December 31,                  Beginning       Investment        Investment            End            Total
                                         of Period         Income            Income           of Period      Return (A)
-----------------------------------    --------------   -------------   ----------------   --------------    ------------
Cash Series
          Premium Class            (1)
               1999                        $1.00          $0.0510       $   (0.0510)       $    1.00            5.22%
               1998                         1.00           0.0275           (0.0275)            1.00            5.41%

       Institutional Class         (1)
               1999                         1.00           0.0485           (0.0485)            1.00            4.96%
               1998                         1.00           0.0262           (0.0262)            1.00            5.15%

Treasury Series
          Premium Class            (2)
               1999                         1.00           0.0386           (0.0386)            1.00            4.54%

       Institutional Class         (1)
               1999                         1.00           0.0418           (0.0418)            1.00            4.26%
               1998                         1.00           0.0220           (0.0220)            1.00            4.31%

Treasury Plus Series
       Institutional Class         (3)
               1999                         1.00           0.0420           (0.0420)            1.00            4.54%

U.S. Government Series
       Institutional Class         (4)
               1999                         1.00           0.0246           (0.0246)            1.00            4.87%



                                                         Annualized Ratios to Average Net Assets/Supplemental Data
                                             ----------------------------------------------------------------------------
                                                                                       Net
                                                                                     Expenses             Net Assets
          Periods Ended                                             Net               Before                End of
           December 31,                            Net          Investment         Waivers and              Period
                                                Expenses          Income          Reimbursements         (000s omitted)
-----------------------------------          ------------    --------------   -------------------    ----------------
Cash Series
          Premium Class            (1)
               1999                               0.25%            5.10%                --             $         7,232
               1998                               0.33%            5.28%              0.34%                        100

       Institutional Class         (1)
               1999                               0.50%            4.85%                --                     253,798
               1998                               0.58%            5.03%              0.59%                    115,127

Treasury Series
          Premium Class            (2)
               1999                               0.28%            4.46%                --                      24,816

       Institutional Class         (1)
               1999                               0.53%            4.18%                --                     153,714
               1998                               0.67%            4.23%                --                     114,321

Treasury Plus Series
       Institutional Class         (3)
               1999                               0.53%            4.46%                --                     281,613

U.S. Government Series
       Institutional Class         (4)
               1999                               0.58%            4.82%                --                     130,687



(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(1)  Commenced Operations June 25, 1998.
(2)  Commenced Operations February 19, 1999.
(3)  Commenced Operations January 22, 1999.
(4)  Commenced Operations June 29, 1999.


    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------


(1)      Significant Accounting Policies

         The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series") and the Merrimac Short-Term Asset Reserve Series (the "STAR Series") (collectively, the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of three classes of shares, the Premium Class, the Institutional Class and the Investment Class. The Treasury Plus Series commenced operations on January 22, 1999 and the Government Series commenced operations on June 29, 1999. The STAR Series is currently inactive and not included in these financial statements.

         The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), and the Merrimac U.S. Government Portfolio (the "Government Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 1999, the investment by the Cash Series, the Treasury Series, Treasury Plus Series, and the Government Series represent ownership of proportionate interests of 24.3%, 100%, 100%, and 100%, respectively, of their corresponding portfolios.

         The policies of the Funds, except the STAR series, are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment Security Valuations

         The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

         B.  Securities Transactions and Income

         The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

         C.  Federal Income Taxes

         Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

                                 Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------



         D.  Deferred Organization Expense

         Costs incurred by the Cash Series and Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

         E.  Expense Allocation

         Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to each of the Funds.

(2)      Dividends and Distributions to Shareholders

         Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)      Shareholder Servicing and Distribution Plans

         The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class may pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Distribution Plan, the Investment Class may pay an annual distribution fee of up to 0.25% of the value of the assets that an organization invests in the Funds on behalf of its clients. The Investment Class of each Fund, and the Premium Class of the Treasury Plus Series and the Government Series have not yet commenced operations.

(4)      Management Fee and Affiliated Transactions

         The Merrimac Master Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and U.S. Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See
         Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

         Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

         Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

                                 Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------




(5)      Shares of Beneficial Interest

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares for each class were as follows:

                                                                                                          Net Increase in
                                  Period          Shares Sold      Shares Reinvested   Shares Redeemed         Shares
                            -------------------------------------- ------------------ ------------------ -------------------
           Cash Series         For the Year
           Premium Class          Ended
                            December 31, 1999     265,910,695          480,304         (259,255,851)        7,135,148

                              June 25, 1998
                             (Commencement of
                              Operations) to
                            December 31, 1998      33,618,994              -            (33,618,994)             -

           Cash Series         For the Year
           Institutional          Ended
           Class            December 31, 1999   1,265,945,943           68,942       (1,127,319,884)      138,695,001

                              June 25, 1998
                             (Commencement of
                              Operations) to
                            December 31, 1998     412,188,188           18,202         (297,082,990)      115,123,400

           Treasury Series  February 19, 1999
           Premium Class     (Commencement of
                              Operations) to
                            December 31, 1999     120,340,322              -            (95,523,683)       24,816,639

           Treasury Series     For the Year
           Institutional           Ended
           Class            December 31, 1999     574,872,203              -           (535,476,952)       39,395,251

                              June 25, 1998
                             (Commencement of
                              Operations) to
                            December 31, 1998     285,700,675              -           (171,380,488)      114,320,187

           Treasury Plus     January 22, 1999
           Series            (Commencement of
           Institutional      Operations) to
           Class            December 31, 1999   1,227,975,120              -           (946,362,351)      281,612,769

           Government         June 29, 1999
           Series            (Commencement of
           Institutional      Operations) to
           Class            December 31, 1999     697,418,162              -           (566,732,433)      130,685,729

At December 31, 1999, Investors Bank as agent for its clients, was the record holder of all outstanding Institutional Class shares of each Fund.

                                 Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------


(6)      Investment Transactions


         Investments in and withdrawals from the respective Portfolios during each fund's 1999 operations were as follows:

                                       Investments in        Withdrawals from
                                         Portfolio              Portfolio
                                    --------------------- -----------------------
         Cash Series                     $ 1,532,405,884         $ 1,399,473,656

         Treasury Series                     695,212,525             638,584,123

         Treasury Plus Series              1,227,975,120             956,287,234

         Government Series                   697,418,162             569,839,576


(7)      Federal Tax Information


         At December 31, 1999, the following funds had amounts available as capital loss carryforwards, which expire in 2007:

                                        Capital Loss
                                        Carryforward
                                    ---------------------
         Cash Series                            $ 26,493

         Treasury Series                           1,415

         Treasury Plus Series                         66

Report of Ernst & Young LLP, Independent Auditors


To the Board of Trustees and
Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities of the Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series and the Merrimac U.S. Government Series (collectively, the "Series"), four of the series comprising the Merrimac Series (the "Trust"), as of December 31, 1999, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series at December 31, 1999, the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2000

                                Merrimac Series

                          Other Information (Unaudited)
--------------------------------------------------------------------------------




         MERRIMAC TREASURY SERIES AND TREASURY PLUS SERIES SOURCES OF INCOME

         The following table summarizes the percentage of income earned by the Merrimac Treasury Series and Treasury Plus Series in 1999 from various obligors. It is presented to assist Fund shareholders in preparing state tax returns.

                                                      Treasury Series        Treasury Plus Series
                                                    ---------------------    --------------------
         U.S. Treasury Obligations                                94.63%               10.01%
         Other U.S. Government Obligations                         0.11%                0.00%
         Repurchase Agreements                                     0.00%               89.99%
         Other Non-Exempt Securities                               5.26%                0.00%

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                      Yield to                   Par
Security                                                              Maturity    Maturity      Value         Value
====================================================================================================================================
 Variable Rate Notes* - 36.9%
 Barclays Bank PLC New York                                           5.64%        01/03/00   $10,000,000   $   9,997,879
 Bear Stearns Companies, Inc.                                      5.28-5.75%     01/03/00    27,000,000      27,000,000
 Bear Stearns Companies, Inc.                                         6.33%       01/10/00    15,000,000      15,000,000
 CIC Group                                                            5.82%       01/03/00    35,000,000      34,996,000
 Citigroup, Inc.                                                      6.11%       02/15/00     5,000,000       5,000,100
 Comerica Bank                                                        5.66%       01/03/00     5,000,000       4,993,358
 Comerica Bank                                                        6.53%       01/25/00    15,000,000      14,997,116
 Countrywide Home Loans                                               6.22%       02/25/00    10,100,000      10,100,986
 Countrywide Home Loans                                               6.62%       03/08/00    15,000,000      15,013,165
 First Union Corporation                                              5.87%       01/03/00    34,000,000      34,010,190
 Goldman Sachs Group                                                  5.79%       01/03/00    10,000,000      10,000,000
 Goldman Sachs Group                                          .       6.27%       01/13/00     8,000,000       7,999,942
 GTE Corporation                                                      6.16%       03/13/00    25,000,000      24,992,754
 Heller Financial, Inc.                                               5.90%       01/03/00    35,000,000      34,988,943
 Jackson National Life Insurance Company Funding Agreement ***        6.21%       01/03/00    40,000,000      40,000,000
 Morgan Stanley, Dean Witter & Co.                                    6.49%       03/01/00     4,000,000       4,002,298
 PaineWebber Group, Inc.                                              6.64%       01/12/00    20,000,000      20,000,000
 Prudential Funding                                                   6.24%       01/24/00    10,000,000       9,997,479
 Sigma Finance, Inc.                                                  5.78%       01/03/00    25,000,000      25,000,000
 Strategic Money Market Trust                                         6.27%       03/15/00    11,500,000      11,500,000
 Textron Financial Corporation                                        5.92%       01/03/00    40,000,000      40,000,000
                                                                                                            -------------
                                                                                                             399,590,210
                                                                                                            -------------
 Commercial Paper - 27.2%
 Aetna Services                                                       5.91%       03/06/00    25,000,000      24,733,230
 Block Financial Corporation                                        6.17-6.20%    01/31/00    15,000,000      14,922,624
 Block Financial Corporation                                          6.15%       02/22/00    15,000,000      14,866,750
 Computer Sciences Corporation                                        6.50%       02/11/00    24,000,000      23,822,333
 Fairway Finance Corporation                                          5.84%       03/09/00    20,000,000      19,779,377
 Invensys PLC                                                         5.65%       02/07/00    25,000,000      24,854,826
 Lehman Brothers Holdings                                             5.58%       02/14/00    25,000,000      24,829,500
 Lehman Brothers Holdings                                             5.75%       03/27/00    20,000,000      19,725,277
 Mass College of Pharmacy and Allied Health Sciences                  5.85%       05/09/00     8,911,000       8,724,203
 Omnicom Finance, Inc                                                 6.43%       01/21/00    30,000,000      29,892,833
 Swiss Re Financial Products                                          5.80%       02/18/00    38,000,000      37,706,133
 Swiss Re Financial Products                                          5.80%       03/01/00    10,302,000      10,202,414
 Vodafone AirTouch Plc                                                5.85%       02/07/00    40,000,000      39,759,500
                                                                                                            -------------
                                                                                                             293,819,000
                                                                                                            -------------
 Corporate Debt - 17.0%
 Allergan, Inc                                                        5.93%       04/03/00   12,500,000       12,502,181
 AT&T Capital Corporation                                             5.16%       01/21/00    7,500,000        7,505,610
 BankBoston Corporation                                               6.11%       08/11/00    5,310,000        5,318,232
 Bear Stearns Companies, Inc                                          5.52%       06/20/00    3,000,000        3,014,200
 Chrysler Financial                                                   6.49%       01/26/01    6,800,000        6,758,190
 Countrywide Credit Industries, Inc                                   6.36%       10/23/00    6,000,000        6,002,864

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                      Yield to                   Par
Security                                                              Maturity    Maturity      Value         Value
====================================================================================================================================
 E.I  du Pont de Nemours and Company                                  6.09%       08/29/00    $ 5,000,000    $   5,017,102
 Fleet Mortgage Group                                                 5.37%       05/11/00      5,000,000        5,015,351
 Ford Motor Company                                                   6.49%       01/24/01      5,000,000        4,964,831
 Ford Motor Company                                                   6.42%       01/25/01      5,000,000        4,965,450
 General Motors Acceptance Corporation                                6.02%       04/06/00      3,000,000        2,998,694
 General Motors Acceptance Corporation                                6.16%       05/24/00      9,700,000        9,718,333
 Goldman Sachs Group                                                  5.17%       02/07/00     20,000,000       20,000,000
 International Lease Finance Corporation                              6.02%       02/01/00      4,000,000        4,000,059
 Key Bank NA                                                          5.17%       03/24/00     10,000,000        9,999,018
 Landesbank Baden-Wuerttemberg                                        6.29%       08/08/00     10,770,000       10,798,543
 Lehman Brothers Holdings                                             6.60%       10/10/00      5,000,000        5,010,611
 Pacific Telesis Group                                                5.79%       05/01/00      4,169,000        4,153,362
 PaineWebber Group, Inc                                               5.58%       03/01/00     15,730,000       15,764,729
 PaineWebber Group, Inc                                               6.03%       05/30/00      3,000,000        3,000,653
 PaineWebber Group, Inc                                               6.50%       08/09/00      5,050,000        5,073,958
 Prudential Funding                                                   5.27%       04/20/00     10,000,000       10,019,266
 Sears, Roebuck & Co                                                  5.75%       07/17/00      5,000,000        5,013,149
 Sigma Finance, Inc                                                   5.24%       03/01/00     10,000,000       10,000,000
 Volkswagen AG                                                        5.77%       07/13/00      7,000,000        6,996,310
                                                                                                              ------------
                                                                                                               183,610,696
                                                                                                              ------------
 Certificates of Deposit - 13.1%
 Abbey National Treasury Services Plc.**                              5.80%       01/31/00     25,000,000       25,009,435
 Bank of Austria**                                                    5.75%       02/14/00     10,000,000       10,001,688
 Commerzbank AG                                                       5.19%       02/25/00     10,000,000        9,999,566
 Deutsche Bank NY**                                                   5.74%       03/10/00     10,000,000       10,000,826
 European American Bank                                               5.31%       05/12/00     10,000,000        9,998,957
 Merita Bank PLC                                                      5.20%       02/07/00     20,000,000       20,000,000
 National Bank of Canada NY                                           6.17%       11/22/00     22,000,000       21,986,878
 Wilmington Trust Company                                             6.08%       10/02/00     35,000,000       34,979,841
                                                                                                              ------------
                                                                                                               141,977,191
                                                                                                              ------------
 Variable Rate Municipal Obligations* - 2.6%
 Illinois Student Assistance Commission                               6.50%       01/05/00     20,000,000       20,000,000
 Memphis Center City Revenue Financing                                7.75%       01/06/00      8,000,000        8,000,000
                                                                                                              ------------
                                                                                                                28,000,000
                                                                                                              ------------
 Municipal Obligations - 2.2%
 Los Angeles County Metropolitan Transportation Authority             6.33%       02/09/00      9,500,000        9,498,995
 Richmond County Development Authority, Georgia                       5.65%       06/01/00     14,000,000       13,990,356
                                                                                                              ------------
                                                                                                                23,489,351
                                                                                                              ------------

 Asset Backed Securities - 1.1%
 Case Equipment Loan Trust 99-B A1                                    5.67%       09/15/00      3,146,814        3,146,814
 Copelco Capital Funding Corporation                                  5.94%       10/18/00      7,477,919        7,477,920
 Fidelity Equipment Lease Trust                                       5.16%       05/16/00      1,514,163        1,514,163
                                                                                                              ------------
                                                                                                               12,138,897
                                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                      Yield to                   Par
Security                                                              Maturity    Maturity      Value         Value
====================================================================================================================================

 Time Deposits - 4.5
 State Street Bank & Trust Company                                    4.50%       01/03/00    $49,000,000   $   49,000,000
                                                                                                              ------------


 TOTAL INVESTMENTS,  at amortized cost - 104.6%                                                              1,131,625,345

 Other Assets and Liabilities (net) -  (4.6%)                                                                  (50,132,036)
                                                                                                               -----------

 TOTAL NET ASSETS - 100.0%                                                                                  $1,081,493,309
                                                                                                             =============



Notes to the Schedule of Investments:


  * Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

 ** Forward commitment

*** Illiquid security


 The accompanying notes are an integral part of the finanial statements.

                           Merrimac Treasury Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                          Yield to                          Par
Security                                                  Maturity        Maturity         Value           Value
======================================================================================================================
Treasury Bills - 50.7%
U.S. Treasury Bill                                       4.92-5.22%      01/13/00      $39,000,000     $ 38,933,201
U.S. Treasury Bill                                       4.99-5.20%      01/20/00       52,000,000       51,858,239
                                                                                                       -------------
                                                                                                         90,791,440
                                                                                                       ------------
Other Treasury Obligations - 41.8%
U.S. Treasury Bond                                         5.09%         01/31/00       11,000,000       11,022,847
U.S. Treasury Bond Strips - Principal Only               5.08-5.31%      02/15/00       11,000,000       10,931,176
U.S. Treasury Note                                       5.10-5.21%      01/15/00       18,000,000       18,007,797
U.S. Treasury Note                                       5.13-5.27%      02/15/00       30,000,000       30,069,610
U.S. Treasury Note Strips - Interest Only                  5.24%         02/15/00        5,000,000        4,968,275
                                                                                                       -------------
                                                                                                         74,999,705
                                                                                                       -------------

Mutual Funds - 6.6%                                                                      Shares
                                                                                         ------
AIM Treasury Money Market Fund                                                           2,509,835        2,509,835
Dreyfus Treasury Prime Cash Fund                                                         6,619,250        6,619,250
Goldman Sachs Liquid Assets Treasury Obligations Fund                                    2,729,352        2,729,352
                                                                                                       -------------
                                                                                                         11,858,437
                                                                                                       -------------


TOTAL INVESTMENTS, at amortized cost - 99.1%                                                            177,649,582

Other Assets and Liabilities (net) -  0.9%                                                                1,679,341
                                                                                                       -------------

TOTAL NET ASSETS - 100.0%                                                                              $179,328,923
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                        Merrimac Treasury Plus Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                      Yield to                      Par
Security                                              Maturity      Maturity       Value            Value
==============================================================================================================

Treasury Bill - 19.4%
U.S. Treasury Bill ............................      4.75-5.47%     01/13/00     $55,000,000     $ 54,906,750
                                                                                                --------------

Other Treasury Obligations - 8.1%
U.S. Treasury Bond Strips - Principal Only ....         4.82%       02/15/00      15,000,000       14,907,630
U.S. Treasury Note Strips - Interest Only .....         5.30%       02/15/00       8,000,000        7,948,528
                                                                                                --------------
                                                                                                   22,856,158
                                                                                                --------------

                                                                                   Shares
Mutual Funds - 4.2%                                                                ------
AIM Treasury Money Market Fund ...............................................     2,000,000        2,000,000
Goldman Sachs Liquid Assets Treasury Obligations Fund ........................    10,000,000       10,000,000
                                                                                                --------------
                                                                                                   12,000,000
                                                                                                --------------
                                                                                  Par Value
                                                                                  ---------
Repurchase Agreements - 68.3%
Bear Stearns Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $55,005,032 and an
effective yield of 3.00% , collateralized by U.S. Government
Agency Obligations with rates ranging from 5.25% to 7.10%
and maturities ranging from 4/25/02 to 3/03/09, with an
aggregate market value of $56,105,133.                                           $55,000,000       55,000,000

Lehman Brothers Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $40,001,457 and an
effective yield of 3.00% , collateralized by U.S. Treasury
Obligations with rates ranging from 6.75% to 8.75% and maturities ranging from 5/15/20 to 5/15/26, with an aggregate market
value of $40,787,160.                                                             40,000,000       40,000,000

Lehman Brothers Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $15,000,094 and an
effective yield of 3.00% , collateralized by a U.S. Government
Agency Obligation with a rate of  5.75% and a maturity
of 1/27/00, with an aggregate market value
of $15,300,096.                                                                   15,000,000       15,000,000

Merrill Lynch Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $53,129,448 and an
effective yield of 3.00% , collateralized by U.S. Treasury
Obligations with rates ranging from 6.12% to 10.38% and
maturities ranging from 11/15/12 to 11/15/27, with an
aggregate market value of $54,192,036.                                            53,127,765       53,127,765


    The accompanying notes are an integral part of the financial statements.

                        Merrimac Treasury Plus Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                      Yield to                      Par
Security                                              Maturity      Maturity       Value            Value
==============================================================================================================

Repurchase Agreements, continued
Morgan Stanley Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $30,006,250
and an effective yield of 4.75%, collateralized by a U.S.
Treasury Obligation with a rate of  8.50% and a maturity
of 5/31/02, with an aggregate market value
of $30,627,022.                                                                  $30,000,000     $ 30,000,000

                                                                                                --------------
                                                                                                  193,127,765
                                                                                                --------------


TOTAL INVESTMENTS, at amortized cost - 100.0%                                                     282,890,673

Other Assets and Liabilities (net) -  0.0%                                                            (46,075)
                                                                                                --------------

TOTAL NET ASSETS - 100.0%                                                                        $282,844,598
                                                                                                ==============


    The accompanying notes are an integral part of the financial statements.

                       Merrimac U.S. Government Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                              Yield to
Security                                                      Maturity      Maturity        Shares          Value
======================================================================================================================

U.S. Government Agency Obligations - 55.4%
Federal Farm Credit Bank ...............................        6.33%       08/16/00     $   200,000     $    200,357
Federal Home Loan Bank .................................        5.52%       02/11/00       1,500,000        1,500,913
Federal Home Loan Bank .................................        5.60%       03/15/00       2,065,000        2,062,832
Federal Home Loan Bank .................................        5.61%       03/17/00       2,500,000        2,497,590
Federal Home Loan Bank .................................        5.64%       03/30/00       1,000,000          998,473
Federal Home Loan Bank .................................        5.87%       07/14/00         230,000          229,549
Federal Home Loan Mortgage Corporation .................        5.56%       01/20/00         650,000          648,093
Federal Home Loan Mortgage Corporation .................        5.54%       02/24/00         340,000          337,174
Federal Home Loan Mortgage Corporation .................        5.50%       02/25/00      16,500,000       16,361,354
Federal Home Loan Mortgage Corporation .................        5.23%       05/11/00         650,000          637,629
Federal Home Loan Mortgage Corporation .................        5.50%       06/13/00         625,000          609,341
Federal Home Loan Mortgage Corporation .................        5.50%       06/22/00         200,000          194,714
Federal Home Loan Mortgage Corporation .................        5.55%       08/01/00         100,000           96,717
Federal National Mortgage Association ..................        5.92%       01/12/00       4,000,000        3,999,560
Federal National Mortgage Association ..................        5.51%       01/21/00       1,500,000        1,495,408
Federal National Mortgage Association ..................        5.50%       01/25/00       3,000,000        2,989,000
Federal National Mortgage Association ..................        5.76%       02/17/00       5,000,000        4,962,400
Federal National Mortgage Association ..................        5.76%       03/16/00       5,000,000        4,940,052
Federal National Mortgage Association ..................        5.60%       03/23/00       3,500,000        3,499,465
Federal National Mortgage Association ..................        5.57%       03/27/00       5,740,000        5,740,075
Federal National Mortgage Association ..................        6.00%       04/10/00         100,000          100,819
Federal National Mortgage Association ..................        5.78%       04/20/00       4,500,000        4,498,141
Federal National Mortgage Association ..................        5.93%       05/19/00         200,000          199,372
Federal National Mortgage Association ..................        5.95%       06/12/00         200,000          199,742
Federal National Mortgage Association ..................        5.60%       06/19/00       1,191,000        1,159,505
Federal National Mortgage Association ..................        5.62%       09/01/00       5,000,000        4,809,545
Federal National Mortgage Association ..................        6.06%       09/11/00         170,000          173,584
Federal National Mortgage Association ..................        5.65%       09/14/00         479,000          459,680
Federal National Mortgage Association ..................        5.80%       09/25/00       3,615,000        3,596,335
Federal National Mortgage Association ..................        5.63%       09/29/00         683,000          653,946
Federal National Mortgage Association ..................        6.00%       10/16/00       2,535,000        2,504,960
Student Loan Marketing Association .....................        5.97%       07/17/00         250,000          249,047
                                                                                                        --------------
                                                                                                           72,605,372
                                                                                                        --------------
U.S. Government Agency Variable Rate Obligations - 36.5%
Federal Home Loan Bank .................................        6.00%       01/04/00      10,000,000        9,994,795
Federal National Mortgage Association ..................        6.00%       02/09/00      10,000,000        9,996,377
Student Loan Marketing Association .....................     5.99-6.04%     01/04/00      25,000,000       25,001,090
Student Loan Marketing Association .....................        5.64%       06/30/00       3,000,000        2,992,710
                                                                                                        --------------
                                                                                                           47,984,972
                                                                                                        --------------


    The accompanying notes are an integral part of the financial statements.

                       Merrimac U.S. Government Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                              Yield to
Security                                                      Maturity      Maturity        Shares          Value
======================================================================================================================

Mutual Funds - 6.8%
Goldman Sachs Financial Square Government Fund .....................................       3,490,695     $  3,490,695
Janus Government Money Market Fund .................................................       5,471,882        5,471,882
                                                                                                        --------------
                                                                                                            8,962,577
                                                                                                        --------------


TOTAL INVESTMENTS, at amortized cost - 98.7%                                                              129,552,921

Other Assets and Liabilities (net) -  1.3%                                                                  1,765,352
                                                                                                        --------------

TOTAL NET ASSETS - 100.0%                                                                                $131,318,273
                                                                                                        ==============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                      Statements of Assets and Liabilities
                                December 31, 1999
================================================================================

                                                                                 Treasury        Treasury Plus   U.S. Government
                                                             Cash Portfolio      Portfolio         Portfolio        Portfolio
                                                             --------------     ------------     -------------   ---------------
                                                                                                                      >
Assets
     Investments, at value (Note 1)                          $1,131,625,345     $177,649,582     $ 89,762,908      $129,552,921
     Repurchase agreements                                                -                -      193,127,765                 -
     Cash                                                           592,956                -                -           710,469
     Interest receivable                                          9,575,199        1,742,976           19,061         1,089,444
     Deferred organization expense (Note 1)                          22,902            3,209                -                 -
     Prepaid assets                                                  27,545            6,731           10,090             2,585
                                                             --------------     ------------     ------------      ------------
            Total assets                                      1,141,843,947      179,402,498      282,919,824       131,355,419
                                                             --------------     ------------     ------------      ------------
Liabilities
     Management fee payable (Note 2)                                153,957           23,634           35,089            16,717
     Payable for securities purchased                            60,132,146                -                -                 -
     Other accrued expenses                                          64,535           49,941           40,137            20,429
                                                             --------------     ------------     ------------      ------------
         Total liabilities                                       60,350,638           73,575           75,226            37,146
                                                             --------------     ------------     ------------      ------------

Net Assets Applicable to Investors' Beneficial Interests     $1,081,493,309     $179,328,923     $282,844,598      $131,318,273
                                                             ==============     ============     ============      ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                            Statements of Operations
================================================================================

                                                                              Treasury
                                                       Cash Portfolio         Portfolio
                                                     -----------------    -----------------



                                                        Year Ended            Year Ended
                                                     December 31, 1999    December 31, 1999
                                                     -----------------    -----------------
Income
     Interest and dividends                             $66,351,698           $8,359,531
                                                       -------------         ------------

Expenses
     Management fee (Note 2)                              2,117,982              302,524
     Trustee fees and expenses                               42,801                8,646
     Insurance                                               32,101                5,943
     Audit                                                   34,046               27,512
     Transaction fees                                        14,591                7,657
     Amortization of organization expense (Note 1)           12,150                1,526
     Legal                                                   69,066                5,075
     Miscellaneous                                           74,902               22,436
                                                       -------------         ------------

         Total expenses                                   2,397,639              381,319
                                                       -------------         ------------

Net Investment Income                                    63,954,059            7,978,212

Net Realized Gain (Loss) on Investments                    (144,611)              (3,632)
                                                       -------------         ------------

Net Increase in Net Assets from Operations              $63,809,448           $7,974,580
                                                       =============         ============

                                                        Treasury Plus          U.S. Government
                                                          Portfolio               Portfolio
                                                     --------------------    --------------------
                                                        For the Period          For the Period
                                                       January 22, 1999         June 29, 1999
                                                       (Commencement of        (Commencement of
                                                         Operations)             Operations)
                                                     to December 31, 1999    to December 31, 1999
                                                     --------------------    --------------------
Income
     Interest and dividends                              $11,650,653              $3,900,399
                                                        -------------            ------------

Expenses
     Management fee (Note 2)                                 397,835                 123,332
     Trustee fees and expenses                                14,243                   1,550
     Insurance                                                 5,836                   2,857
     Audit                                                    22,523                  15,031
     Transaction fees                                          6,216                   4,625
     Amortization of organization expense (Note 1)                 -                       -
     Legal                                                    18,801                   6,275
     Miscellaneous                                            28,421                   8,048
                                                        -------------            ------------

         Total expenses                                      493,875                 161,718
                                                        -------------            ------------

Net Investment Income                                     11,156,778               3,738,681

Net Realized Gain (Loss) on Investments                          (66)                  1,006
                                                        -------------            ------------

Net Increase in Net Assets from Operations               $11,156,712              $3,739,687
                                                        =============            ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                       Statements of Changes in Net Assets
================================================================================


                                                                     Cash Portfolio                       Treasury Portfolio
                                                          -------------------------------------    ---------------------------------


                                                                 Year Ended December 31,                Year Ended December 31,
                                                          -------------------------------------    ---------------------------------
                                                                1999                 1998               1999               1998
                                                          ----------------     ----------------    --------------     --------------

Increase (Decrease) in Net Assets
Operations
  Net investment income                                   $    63,954,059      $    56,678,458     $   7,978,212      $   2,734,550
  Net realized gain (loss) on investments                        (144,611)              13,660            (3,632)               966
                                                          ----------------     ----------------    --------------     --------------
  Net increase in net assets from operations                   63,809,448           56,692,118         7,974,580          2,735,516
                                                          ----------------     ----------------    --------------     --------------

Transactions in Investors'
Beneficial Interest
  Contributions                                             6,036,333,627        3,737,889,197       695,212,525        360,772,130
  Withdrawals                                              (5,811,849,613)      (4,386,229,061)     (638,584,123)      (322,698,051)
                                                          ----------------     ----------------    --------------     --------------
  Net increase (decrease) from investors' transactions        224,484,014         (648,339,864)       56,628,402         38,074,079
                                                          ----------------     ----------------    --------------     --------------

Net Increase (Decrease) in Net Assets                         288,293,462         (591,647,746)       64,602,982         40,809,595

Net Assets
  Beginning of period                                         793,199,847        1,384,847,593       114,725,941         73,916,346
                                                          ----------------     ----------------    --------------     --------------
  End of period                                           $ 1,081,493,309      $   793,199,847     $ 179,328,923      $ 114,725,941
                                                          ================     ================    ==============     ==============

                                                             Treasury Plus          U.S. Government
                                                               Portfolio              Portfolio
                                                          --------------------    --------------------
                                                            For the Period          For the Period
                                                           January 22, 1999          June 29, 1999
                                                           (Commencement of        (Commencement of
                                                              Operations)             Operations)
                                                          to December 31, 1999    to December 31, 1999
                                                          --------------------    --------------------

Increase (Decrease) in Net Assets
Operations
  Net investment income                                     $   11,156,778           $   3,738,681
  Net realized gain (loss) on investments                              (66)                 1,006
                                                            ---------------          --------------
  Net increase in net assets from operations                    11,156,712               3,739,687
                                                            ---------------          --------------

Transactions in Investors'
Beneficial Interest
  Contributions                                              1,227,975,120             697,418,162
  Withdrawals                                                 (956,287,234)           (569,839,576)
                                                            ---------------          --------------
  Net increase (decrease) from investors' transactions         271,687,886             127,578,586
                                                            ---------------          --------------

Net Increase (Decrease) in Net Assets                          282,844,598             131,318,273

Net Assets
  Beginning of period                                                    -                       -
                                                            ---------------          --------------
  End of period                                             $  282,844,598           $ 131,318,273
                                                            ===============          ==============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                                Supplemental Data

================================================================================

                                              Annualized Ratios to Average Net Assets
                                             -----------------------------------------
                                                                               Net           Net Assets
                                                                Net          Expenses          End of
                                                 Net         Investment       Before           Period
                                               Expenses        Income         Waiver       (000s omitted)
                                              ----------    ------------    ----------    ----------------

Cash Portfolio
              1999                              0.19%          5.14%           NA           $1,081,493
              1998                              0.15%          5.47%          0.19%            793,200
              1997                              0.16%          5.51%          0.19%          1,384,848
              1996                 (A)          0.12%          5.45%          0.21%          1,006,310

Treasury Portfolio
              1999                              0.21%          4.49%           NA              179,329
              1998                              0.26%          4.74%           NA              114,726
              1997                 (B)          0.29%          5.06%           NA               73,916

Treasury Plus Portfolio
              1999                 (C)          0.21%          4.78%           NA              282,845

U.S. Government Securities Portfolio
              1999                 (D)          0.22%          5.15%           NA              131,318


(A) Commenced Operations November 12, 1996.
(B) Commenced Operations April 2, 1997.
(C) Commenced Operations January 22, 1999.
(D) Commenced Operations June 29, 1999.


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies

         The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment Security Valuations

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B.  Securities Transactions and Income

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

         C.  Federal Income Taxes

         Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D.  Forward Commitments

         The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

         E.  Repurchase Agreements

         It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

         F.  Deferred Organization Expense

         Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

(2)      Management Fee and Affiliated Transactions

         The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

         Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

         Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)      Investment Transactions

         Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 1999 were aggregated as follows:

                                                                           Combined
                                                     Purchases          Maturities and
                                                                             Sales
                                                  ----------------     -----------------
         Cash Portfolio                       $    22,165,036,104  $     21,835,139,771
         Treasury Portfolio                         1,680,243,853         1,617,448,412
         Treasury Plus Portfolio                   52,457,081,020        52,175,189,486
         Government Portfolio                       2,566,500,193         2,438,499,162

(4)      Line of Credit

         The Portfolios participate in a $100 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the year ended December 31, 1999.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio and the Merrimac U.S. Government Portfolio (collectively, the "Portfolios"), the four Portfolios comprising the Merrimac Master Portfolio (the "Portfolio Trust"), as of December 31, 1999, and the related statements of operations, changes in net assets, and supplementary data for each of the periods indicated therein. These financial statements and supplementary data are the responsibility of the Portfolio Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and supplementary data. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 1999, the results of their operations, changes in their net assets, and their supplementary data for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2000